SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (1,604,516)	$ (1,125,025)	$ (725,228)
Total Intangible Assets	4,979,030	5,458,522	4,279,987
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
License & Patents	211,000	211,000	211,000
Accumulated Impairment Loss	(211,000)	(211,000)	(211,000)
Equipment Design Documentation [Member]
Finite-Lived Intangible Assets [Line Items]
License & Patents	2,675,000	2,675,000	2,675,000
Accumulated Impairment Loss	(2,675,000)	(2,675,000)	(2,675,000)
Operational Software & Website [Member]
Finite-Lived Intangible Assets [Line Items]
License & Patents	381,539	381,539	339,539
Accumulated Impairment Loss	(381,539)	(381,539)	(339,539)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
License & Patents	787,800	787,800	216,800
Accumulated Impairment Loss	(787,800)	(787,800)	(216,800)
License & Patents [Member]
Finite-Lived Intangible Assets [Line Items]
License & Patents	3,460,876	3,460,877	1,562,876
Accumulated Impairment Loss	$ (3,460,876)	(3,460,877)	(1,562,876)
Accumulated Impairment Loss [Member]
Finite-Lived Intangible Assets [Line Items]
License & Patents		932,669	(0)
Accumulated Impairment Loss		$ (932,669)	$ 0